File No. 333-18639
                                               Filed pursuant to Rule 497(e) of
                                                     the Securities Act of 1933



                                                               November 9, 2006


                          Supplement to the April 1, 2006
                     Statement of Additional Information for
                 Pioneer Small Cap Value Fund (as may be amended)


The following will supplement the information presented in the statement of additional information for Pioneer Small Cap Value Fund. Please refer to the statement of additional information for the full text of the supplemented sections.

The following supplements the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Manager":

Other Accounts Managed by the Portfolio Manager. The table below indicates, for each portfolio manager of the fund, information about the accounts other than the fund over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of November 1, 2006. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts but generally do not include the portfolio manager's personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.

--------------------- ---------------- --------------------- ------------------- ------------------ -------------------
Name of Portfolio     Type of Account  Number of Accounts    Total Assets        Number of          Assets Managed
Manager                                Managed               Managed             Accounts Managed   for which
                                                                                 for which          Advisory Fee is
                                                                                 Advisory Fee is    Performance-Based
                                                                                 Performance-Based
--------------------- ---------------- --------------------- ------------------- ------------------ -------------------
--------------------- ---------------- --------------------- ------------------- ------------------ -------------------
Peter Wiley           Other            3                     $1,006,098,000      N/A                N/A
                      Registered
                      Investment
                      Companies
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      Other Pooled     1                     $156,810,000        N/A                N/A
                      Investment
                      Vehicles
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      Other Accounts   0                     $0                  N/A                N/A
--------------------- ---------------- --------------------- ------------------- ------------------ -------------------



--------------------- ---------------- --------------------- ------------------- ------------------ -------------------
Name of Portfolio     Type of Account  Number of Accounts    Total Assets        Number of          Assets Managed
Manager                                Managed               Managed             Accounts Managed   for which
                                                                                 for which          Advisory Fee is
                                                                                 Advisory Fee is    Performance-Based
                                                                                 Performance-Based
--------------------- ---------------- --------------------- ------------------- ------------------ -------------------
--------------------- ---------------- --------------------- ------------------- ------------------ -------------------
Scott Zilora          Other            1                     $91,342,040         N/A                N/A
                      Registered
                      Investment
                      Companies
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      Other Pooled     0                     $0                  N/A                N/A
                      Investment
                      Vehicles
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      Other Accounts   0                     $0                  N/A                N/A
--------------------- ---------------- --------------------- ------------------- ------------------ -------------------


The following supplements the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Manager":

Share Ownership by Portfolio Manager. The following table indicates as of November 1, 2006 the value, within the indicated range, of shares beneficially owned by the portfolio manager of the fund.

---------------------------------------- ---------------------------------------
Name of Portfolio Manager                Beneficial Ownership of the Fund*
---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------
Peter Wiley                              A
---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------
Scott Zilora                             C
---------------------------------------- ---------------------------------------


*Key to Dollar Ranges

A. None
B. $1 - $10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. $100,001 - $500,000
F. $500,001 - $1,000,000
G. Over $1,000,000